Average Annual Total Returns - One Rock Fund	1 Year	Since Inception	After Taxes on Distributions 1 Year		After Taxes on Distributions Since Inception		After Taxes on Distributions and Sales 1 Year		After Taxes on Distributions and Sales Since Inception		S&P 500 Index 1 Year		S&P 500 Index Since Inception
Total	50.42%	33.67%	41.72%	[1]	27.73%	[1]	33.30%	[1]	25.29%	[1]	25.02%	[2]	17.01%	[2]

[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").
[2]	The S&P 500 Index is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange (“NYSE”). The S&P 500 Index is a widely recognized, unmanaged index of common stock prices. The figures for the S&P 500 Index reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes. Investors cannot invest directly in an index.